BORROWINGS (Details) R in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Dec. 31, 2017 ZAR (R)	Sep. 19, 2017 USD ($)	Dec. 31, 2016 ZAR (R)	Nov. 15, 2016 ZAR (R)	Feb. 15, 2016 USD ($)	Dec. 31, 2015 ZAR (R)	Aug. 24, 2015 USD ($)	Jul. 01, 2014 USD ($)	Dec. 13, 2013 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Total borrowings		R 24,504.7			R 25,649.5		R 8,973.8
Current portion of borrowings		(6,188.2)			(1,657.5)		(752.3)
Total non-current portion of non-current borrowings		18,316.5			23,992.0		8,221.5
DERIVATIVE FINANCIAL INSTRUMENT
Derivative financial instrument		408.9			1,093.5
Non-current portion of derivative financial instrument		408.9			1,093.5
US$600 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 600.0	600.0
Total borrowings		2,726.5
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt		6,000.0						R 6,000.0
Total borrowings		5,896.4			5,536.4		5,100.0
US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	350.0								$ 350.0		$ 300.0
Total borrowings					1,137.1		1,369.0
US$1.05 billion Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	2,022,000.0		$ 349.0
Total borrowings		9,808.7			12,597.7
US$450 million Convertible Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 384.0			$ 66.0		$ 450.0
Total borrowings		4,496.6			4,357.1
DERIVATIVE FINANCIAL INSTRUMENT
Derivative financial instrument		408.9			1,093.5
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,145.1			1,537.5		1,752.6			R 1,808.3		$ 178.1
Other borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings		425.6			478.7		749.5
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Total borrowings		2.0			1.7		R 2.7
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Total borrowings		R 3.8			R 3.3
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt								R 4,500.0					R 4,500.0
Total borrowings										R 1,961.6